Fair Value of Financial Instruments	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value of Financial Instruments [Line Items]
Fair Value of Financial Instruments

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$229,788,742	$229,884,479

Liabilities:
Warrant Liability – Private Placement Warrants	3	$6,605,462	$630,224
Convertible Promissory Notes – Related Party	3	480,400	—

The Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Private Placement Warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates will be implied from the Company’s own public warrant pricing.

The key inputs into the binomial lattice simulation model for the Private Placement Warrants were as follows at June 30, 2021 and December 31, 2020:

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.83%	0.35%
Trading days per year	252	252
Expected volatility	87.6%	17.4%
Exercise price	$11.50	$11.50
Stock Price	$15.58	$10.00

There were no transfers between Levels 1, 2 or 3 during the three months ended June 30, 2021.

The following table presents the changes in the fair value of warrant liabilities:

Private Placement Warrants
Fair value as of January 1, 2021	$630,224
Change in valuation inputs or other assumptions	5,975,238
Fair value as of June 30, 2021	$6,605,462

The Company elected the fair value option for the Convertible Promissory Notes. The fair value of the Convertible Promissory Notes was determined using a binomial lattice simulation model, which is considered to be a Level 3 fair value measurement.

The estimated fair value of the Convertible Promissory Notes was based on the following significant inputs:

June 30, 2021
Risk-free interest rate	$0.83%
Trading days per year	$252
Expected volatility	87.6%
Exercise price	$11.50
Stock Price	$15.58
Probability of transaction	90.0%

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three months ended June 30, 2021.

The following table presents the changes in the fair value of the Level 3 Convertible Promissory Notes:

Convertible Promissory Note
Fair value as of January 1, 2021	$—
Proceeds received through Convertible Promissory Note	200,000
Change in valuation inputs or other assumptions	280,400
Fair value as of June 30, 2021	$480,400

NOTE 11. FAIR VALUE MEASUREMENTS (RESTATED)

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$229,884,479

Liabilities:
Warrant Liability – Private Placement Warrants	3	$630,224

The Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Private Placement Warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates will be implied from the Company’s own public warrant pricing.

The key inputs into the binomial lattice simulation model for the Private Placement Warrants were as follows at initial measurement, September 30, 2020, and December 31, 2020:

Input	July 24, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate	0.34%	0.34%	0.34%
Trading days per year	252	252	252
Expected volatility	27.0%	27.0%	27.0%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$10.00

The following table presents the changes in the fair value of the Private Placement Warrants:

Warrant Liability
Fair value as of February 11, 2020 (inception)	$—
Initial measurement on July 24, 2020	154,583
Change in valuation inputs or other assumptions	475,641
Fair value as of December 31, 2020	$630,224

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments [Line Items]
Fair Value of Financial Instruments
7.	Fair Value of Financial Instruments

Fair Value Measurements

The Company applies the provisions of ASC 820, Fair Value Measurement, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	Valuations for assets and liabilities traded in active exchange markets, or interest in open-end mutual funds that allow a company to sell its ownership interest back at net asset value on a daily basis. Valuations are obtained from readily available pricing sources for market transactions involving identical assets, liabilities, or funds.

Level 2	Valuations for assets and liabilities traded in less active dealer, or broker markets, such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active. Level 2 instruments typically include U.S. Government and agency debt securities and corporate obligations. Valuations are usually obtained through market data of the investment itself as well as market transactions involving comparable assets, liabilities or funds.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, such as option pricing models, discounted cash flow models or similar techniques, and not based on market exchange, dealer, or broker-traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

The Company has elected to apply the fair value option to certain related party notes payable and notes payable with conversion features as discussed in Note 8. Related Party Notes Payable and Note 9. Notes Payable.

Related Party Notes Payable and Notes Payable at Fair Value

The Company has elected to measure certain related party notes payable and notes payable at fair value issued under the Notes Purchase Agreement, as amended (“NPA, as amended”) because they contain embedded liquidation premiums with conversion rights that represent embedded derivatives (See Note 8. Related Party Notes Payable and Note 9. Notes Payable). The Company employed the yield method to value the related party notes payable and notes payable. This valuation method uses a discounted cash flow analysis, estimating the expected cash flows for the debt instrument in different scenarios and then discounting them at the market yield. The significant unobservable input used in the fair value measurement is the market yield. The market yield is determined using external market yield data, including yields exhibited by publicly traded bonds by S&P credit rating as well as the borrowing rates of guideline public companies. The yield is affected by the market movements in credit spreads and bond yields. In general, increases in the yield would decrease the fair value of the liability, and conversely, decreases in the yield would increase the fair value of the liability.

The fair value adjustments related to related party notes payables and notes payables were recorded in Change in Fair Value Measurement of Related Party Notes Payable and Notes Payable, and Warrant Liabilities on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

Warrants

In conjunction with notes payable agreements entered into with Ares Capital Corporation (“Ares”) on March 1, 2021, the Company agreed to issue warrants to purchase a variable number of FFIE shares (“Ares Warrants”). The Ares Warrants meet the definition of derivative, since the Ares Warrants are not indexed to the entity’s own equity and therefore do not meet the scope exception in ASC 815. The Company records any changes in fair value of the warrant liability on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. The Company initially recorded the warrant liability at its fair value of $5,000, with any difference between the proceeds received and the initial fair values of the debt and warrants recorded in Interest Expense. As of June 30, 2021, the fair value of the warrants was $7,880. The warrant liability is included in Other Liability, Less Current Portion on the unaudited Condensed Consolidated Balance Sheets as of June 30, 2021, and the fair value adjustment related to the warrants was recorded in Change in Fair Value Measurement of Related Party Notes Payable, Notes Payable, and Warrant Liabilities in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (see Note 9. Notes Payable).

The Company used the Black-Scholes option pricing model to value the Ares Warrants. The Black-Scholes model requires the use of several assumptions including, the exercise price of the warrant, the term over which the warrants can be exercised, the risk-free rate, the stock price, and the volatility of the underlying stock price. Additionally, upon their issuance, the Ares Warrants were valued under two scenarios using the Black-Scholes option pricing model, one with an 80 percent probability that the Business Combination would occur and a second with a 20 percent probability that the Business Combination would not occur. As of June 30, 2021, the probability of close of the merger increased to 95%. Fair value measurements associated with the warrant liabilities, the related party notes payable, and notes payable represent Level 3 valuations under the fair value hierarchy.

In conjunction with additional notes issued under the NPA, as amended, (see Note 9. Notes Payable) on various dates in January and March 2021, the Company issued warrants to purchase an aggregate of 2,437,454 shares of Class A Ordinary Stock of the Company. The fair value of the warrants was recorded in equity because the warrants meet the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity. The Company estimated the fair value of the warrants to be $1,988 which is included in Additional Paid-in Capital (“APIC”) on the unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.

In conjunction with the issuance of notes payable to a US-based investment firm on June 9, 2021, (see Note 9. Notes Payable) the Company issued warrants to purchase up to 5,831,357 of the Company’s Class A Ordinary Stock for $2.5723 per share (“Exercise Price”) on or before June 9, 2028. Upon the occurrence of: (i) a merger of the Company; (ii) a sale of substantially all of the Company’s assets; (iii) a change in control; (iv) a reclassification, reorganization or recapitalization of the Ordinary Stock; or (v) the closing of the Business Combination (collectively, “Fundamental Transaction”), the warrants shall be exercisable within 15 days and the Exercise Price of the warrants shall be adjusted to equal the lower of: (i) $2.5723 per share; (ii) the pre-money valuation ascribed to the Company in connection with the Fundamental Transaction divided by the pro-forma fully diluted capitalization of the Company; and (iii) the lowest effective net price per share of Class A Ordinary Stock paid for by any third party at the time of, or in connection with, the Fundamental Transaction. The Company determined the warrants are indexed to the Company’s equity and, as such, meets the scope exception in accordance with ASC 815. The Company estimated the fair value of the warrants to be $5,125, which is included in APIC on the unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.

The Company employed the Black-Scholes valuation model to value the June 9, 2021 warrants. The Black-Scholes model requires the use of several assumptions including the warrant exercise price, the term of the warrants, the risk-free rate, the stock price, and the volatility of the underlying stock price.

The significant assumptions used in the valuations of the June 9, 2021 notes payable and warrants were the probability of close of the Business Combination and the weight assigned to the PSAC’s Class A Common Shares and the Company’s Class A Ordinary Shares, whereas as of the issuance date and June 30, 2021, the probability scenarios were 80 percent and 60 percent versus 95 percent and 75 percent, respectively. Management has determined that progress made towards the close of the Business Combination, mainly PSAC’s Form S-4 being declared effective on June 24, 2021, contributed to additional certainty with regards to the close.

Fair value measurements associated with the warrant liabilities, the related party notes payable, and notes payable represent Level 3 valuations under the fair value hierarchy.

Recurring Fair Value Measurements

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities remeasured on a recurring basis by level within the fair value hierarchy:

	June 30, 2021
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,769
Notes payable	—	—	213,504
Warrant liabilities	—	—	7,880

	December 31, 2020
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,627
Notes payable	—	—	71,064
The9 Conditional Obligation	—	—	1,128

The carrying amounts of the Company’s financial assets and liabilities, including cash, restricted cash, deposits, and accounts payable approximate fair value because of their short-term nature or contractually defined value.

The following table summarizes the activity of the Level 3 fair value measurements:

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Warrant Liabilities
Balance as of December 31, 2020	$21,627	$71,064	$1,128	$—
Proceeds, net of original issuance discount	—	111,641	—	—
Consent fees	—	1,334	—	—
Original issue discount (1)	—	9,060	—	—
Issue costs paid by lender	—	1,900	—	—
Conversion to equity	—	—	(2,863)	—
Proceeds allocated to warrants	—	(5,125)	—	—
Recognition of warrant liability	—	—	—	5,000
Changes in fair value	142	23,630	1,735	2,880
Balance as of June 30, 2021	$21,769	$213,504	$—	$7,880

(1)	Included in Change in Fair Value Measurement of Related Party Notes Payable, Notes Payable, and Warrant Liabilities on the Condensed Consolidated Statements of Operations and Comprehensive Loss.

4.	Fair Value of Financial Instruments

Related Party Notes Payable and Notes Payable at Fair Value

The Company entered into a Term Loan Agreement (“TLA”) with BL Mobility Fundco, LLC as the lender, and Birch Lake Fund Management, LP as the agent and collateral agent and a Note Purchase Agreement (“NPA”) with certain lenders identified therein, U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent both dated as of April 29, 2019. See (7) of Note 9 Notes Payable. Additionally, the Company entered into a Senior Convertible Promissory Note with a third-party lender, FF Ventures SPV IX LLC, on September 9, 2020 and a Secured Promissory Note with BL FF Fundco, LLC as the lender on October 9, 2020. See (8) and (9) of Note 9 Notes Payable. The Company has elected to measure these notes using the fair value option under ASC 825 because of the embedded liquidation premiums with conversion rights that represent embedded derivatives and would require bifurcation and fair value measurement if this election was not made. The Company will record any changes in fair value within change in fair value measurement of related party notes payable and notes payable on the consolidated statements of operations and comprehensive loss. Fair value measurements associated with the related party notes payable and notes payable represent Level 3 valuations under the fair value hierarchy. The Company employed the yield method to value the related party notes payable and notes payable. This valuation method uses a discounted cash flow analysis, estimating the expected cash flows for the debt instrument and then discounting them at the market yield. The market yield is determined using external market yield data, including yields exhibited by publicly traded bonds by S&P credit rating as well as the borrowing rates of guideline public companies.

The Company recognized $105 and $3,410 due to the change in fair value of related party notes payable for the years ended December 31, 2020 and 2019, respectively. The Company recognized $8,842 and $11,773 due to the change in fair value of the notes payable for the years ended December 31, 2020 and 2019, respectively. The amounts were recorded in change in fair value measurement of related party notes payable and notes payable on the consolidated statements of operations and comprehensive loss.

The Company settled the TLA by paying the outstanding principal of $15,000 and the liquidation premium of $6,668 during the year ended December 31, 2019.

Put Option

Pursuant to two put agreements entered into in 2015 (the “Put Agreements”), the Company may have been required to purchase up to 20,325,016 shares of Easy Go, Inc. (“Easy Go”), a company that operates a ride share platform in China, from certain shareholders of Easy Go in exchange for aggregate consideration ranging from approximately $232,700 to $290,900 depending on whether the put arrangements are settled for cash or shares of the Company. As of January 2019, all Put Agreements expired unexercised, resulting in the final remeasurement and removal of the put option liabilities. At the time of execution, Easy Go and other entities that held Easy Go shares subject to the Put Agreements were affiliated with the Company’s founder and former CEO through common ownership interests and accordingly, the Put Agreements were related party transactions.

The Put Agreements constituted freestanding written put options that were accounted for at fair value with changes in fair value recorded in gain on expiration of put option on the consolidated statements of operations and comprehensive loss. Fair value measurements associated with the Put Agreements represented Level 3 valuations under the fair value hierarchy. The Company utilized the probability weighted expected return method to value the Put Agreements, based on the estimated potential liability under different scenarios, assumed probabilities of exercise, and assumed probability of settlement in stock or cash. Because the Put Agreements effectively represented the exchange of cash and share ownership of the Company for shares of Easy Go, the underlying fair value of the equity of the Company and Easy Go, as well as the probabilities associated with likelihood of exercise most significantly impact the value of the Put Agreements. The determination of fair value associated with the equity of both the Company and Easy Go are subject to a number of various assumptions given such shares do not trade in active markets. However, the Company utilized recent third-party sales of the equity securities of Easy Go in determining the inputs to the valuation model. The Company believes that such inputs represent objective and reliable indications of value. Probabilities associated with the likelihood of exercise were determined based upon an evaluation of the operating activities, growth, liquidity, achievement of milestones and other factors associated with Easy Go and the Company.

The Put Agreements expired unexercised during 2019, therefore the Company is no longer subject to the rights and obligations as specified by the Put Agreements.

The change in fair value due to the expiration of the Put Agreements resulted in a gain of $43,239 recorded in gain on expiration of put option on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019.

Recurring Fair Value Measurements

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities remeasured on a recurring basis as of December 31, 2020 and 2019, by level within the fair value hierarchy:

	December 31, 2020
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,627
Notes payable	—	—	71,064
The9 Conditional Obligation	—	—	1,128

	December 31, 2019
	Level 1	Level 2	Level 3
Related party notes payable	$—	$—	$21,522
Notes payable	—	—	32,222
The9 Conditional Obligation	—	—	5,000

The carrying amounts of the Company’s financial assets and liabilities, including cash, restricted cash, deposits, and accounts payable approximate fair value because of their short-term nature or contractually defined value.

The following table summarizes the activity of the Level 3 fair value measurements:

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	Put Option	The9 Conditional Obligation
Balance as of December 31, 2018	$—	$—	$43,239	$—
Proceeds	18,112	42,117	—	5,000
Changes in fair value	3,410	11,773	—	—
Settlements/expiration	—	(21,668)	(43,239)	—
Balance as of December 31, 2019	21,522	32,222	—	5,000
Proceeds	—	30,000	—	—
Changes in fair value	105	8,843	—	(3,872)
Balance as of December 31, 2020	$21,627	$71,065	$—	$1,128